Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

The Company implemented the following accounting policies during the period ended June 30, 2012.

Revenue recognition. In various situations, the Company receives certain cost payments from patients. These are generally non-refundable, and are not dependent on the Company’s ongoing future performance. The Company has adopted a policy of recognizing these payments as revenue when received.

Accounts Receivable. Accounts receivable balance includes balances due from research grants and other services. We record an allowance for doubtful accounts for our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance for doubtful accounts based primarily on historical write-off experience. Account balances that are deemed uncollectible, are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. No allowance was necessary for the periods presented.

In June 2011, the Financial Accounting Standards Board issued ASU No. 2011-05, Comprehensive Income, or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

•	A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income; or

•	In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011. The Company adopted this guidance, and implemented the two-statement approach.

The other significant accounting policies used in the preparation of the Company’s condensed consolidated financial statements are disclosed in Note 3 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2011.

(3)  Summary of Significant Accounting Policies

(a)  References to Authoritative Accounting Literature

In June 2009, the Financial Accounting Standards Board ("FASB") issued the Accounting Standards Codification ("ASC") as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by non-governmental entities in preparation of financial statements in conformity with U.S. GAAP, except for additional authoritative rules and interpretative releases issued by the SEC.  While the adoption of the ASC changes how we reference accounting standards, the adoption did not have an impact on our consolidated financial statements.

(b)  Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. GAAP and include the assets, liabilities, revenues and expenses of the Company’s majority-owned subsidiaries over which the Company exercises control. Intercompany transactions and balances are eliminated in consolidation. The first of the Company's European subsidiaries was established in Switzerland during the third quarter of 2007 and the second subsidiary was established in Germany during the fourth quarter of 2011. The German subsidiary is wholly-owned. The Company contributed 95% of the initial share capital in the Swiss subsidiary and Cognate, a related party to the Company, contributed the remaining 5%. Non-controlling interest is not material for all periods presented.

(c)  Reverse Stock Split

On June 30, 2012, the Board of Directors and on July 30, 2012, a majority of the stockholders approved a proposal to amend the Company’s Seventh Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock at a ratio of not less than one-for-two and not greater than one-for-twenty five at any time prior to August 16, 2013 at the discretion of the Board of Directors. On September 21, 2012, the Board of Directors approved a 1-for-16 reverse stock split of the Company’s issued and outstanding common stock effective on September 25, 2012. All the relevant information relating to number of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

(d)  Foreign Currency Translation

For operations outside the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars. Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical cost. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss).

(e)  Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Embedded Derivative Liability

The Company evaluates financial instruments for freestanding or embedded derivatives.  Derivative instruments that have been separated from the host contract and do not qualify for hedge accounting are recorded at fair value with changes in value recognized as other income (expense) in the consolidated statements of operations in the period of change.

(g)  Fair Value of Financial Instruments

The fair value of financial instruments other than liabilities payable to related parties approximate the recorded value based on the short term nature of these financial instruments. The fair value of liabilities payable to related parties is presently undeterminable due to the related party nature of the obligations.  The fair value of derivative liabilities is estimated using a binomial model or Monte Carlo simulation depending on the complexity of the derivative being measured.  See Note 4.

(h)  Cash

Cash consists of checking accounts. While cash held by financial institutions may at times exceed federally insured limits, management believes that no material credit or market risk exposure exists due to the high quality of the institutions. The Company has not experienced any losses on such accounts.

(i)  Property and Equipment

Property and equipment are stated at cost, as adjusted for any prior impairments. Property and equipment are depreciated on a straight-line basis over the estimated useful lives which range from between three and seven years.

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses from disposal representing the difference between any proceeds received from the sale of property and equipment and the recorded values of the asset disposed are recorded in total operating costs and expenses.

(j)  Impairment of Long-Lived Assets

Long-lived assets including property and equipment are reviewed for possible impairment whenever significant events or changes in circumstances, including changes in our business strategy and plans, indicate that impairment may have occurred. An impairment is indicated when the sum of the expected future undiscounted net cash flows identifiable to that asset or asset group is less than its carrying value. Long-lived assets to be held and used, including assets to be disposed of other than by sale, for which the carrying amount is not recoverable are adjusted to their estimated fair value at the date an impairment is indicated, which establishes a new basis for the assets for depreciation purposes. Long-lived assets to be disposed of by sale are reported at the lower of carrying amount or fair value less cost to sell. Impairment losses are determined from actual or estimated fair values, which are based on market values, net realizable values or projections of discounted net cash flows, as appropriate.

(k)  Operating Leases

The Company recognizes lease expense on a straight-line basis over the initial lease term. For leases that contain rent holidays or escalation clauses, the Company recognizes rent expense on a straight-line basis and records the difference between the rent expense and rental amount payable as deferred rent. As of December 31, 2010 and 2011 the deferred rent is $68,263 and $19,004, respectively.

(l)  Revenue Recognition

The Company has earned revenues through sale of research materials, providing research services to third parties and through research grants in the past. Revenues from sale of research materials are to multiple customers with whom there is no other contractual relationship and are recognized when shipped to the customer and title has passed.

Research contracts and grants require the Company to perform research activities as specified in each respective contract or grant on a best efforts basis, and the Company is paid based on the fees stipulated in the respective contracts and grants which approximate the costs incurred by the Company in performing such activities. The Company recognizes revenue under the research contracts and grants based on completion of performance under the respective contracts and grants where no ongoing obligation on the part of the Company exists. Direct costs related to these contracts and grants are reported as research and development expenses.

(m)  Research and Development Expenses

Research and development costs are expensed as incurred. These costs include, but are not limited to, contract manufacturing costs, personnel costs, lab supplies, depreciation, amortization and other indirect costs directly related to the Company’s research and development activities.

(n)  Income Taxes

We recognize income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, our policy is to classify interest and penalties related to tax positions as income tax expense. Since our inception, no such interest or penalties have been incurred, however. Prior to 1998, the Company was a limited liability company and the Company’s tax losses and credits generally flowed directly to the members.

(o)  Stock-Based Compensation

Compensation expense for all stock-based awards is measured at the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee's requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. We estimate pre-vesting option forfeitures at the time of grant and reflect the impact of estimated pre-vesting option forfeitures in compensation expense recognized.   For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

Stock-based compensation expense was as follows ($ in thousands):

	2010	2011
Research and development	$593	$2,355
General and administrative expenses	1,411	6,090
Total stock- based compensation expense	$2,004	$8,445

The assumptions used to estimate the fair value of awards granted for the periods presented are noted in the table below. Expected volatility is based on the separate historical volatility of the market prices of our common stock over the most recent period commensurate with the estimated expected life of the award. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2010	2011
Risk free interest rate	3.6%	2.27%
Volatility	208%	193.5%
Expected term	10 years	7 years
Expected dividends	0%	0%

 (p)  Loss per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses. For the years presented, there is no difference between the basic and diluted net loss per share.

Effective September 25, 2012, all shares of the Company’s common stock issued and outstanding were combined and reclassified on a one-for-sixteen basis. The effect of this reverse stock split has been retroactively applied to all periods presented.

(q)  Operating Segments

The Company is principally engaged in the discovery and development of innovative immunotherapies for cancer and has a single operating segment as management reviews all financial information together for the purposes of making decisions and assessing the financial performance of the Company.

Operating costs:

Operating costs and expenses consist primarily of research and development expenses, including clinical trial expenses which arise when we are actively participating in clinical trials, and general and administrative expenses.

Research and development:

Discovery and preclinical research and development expenses include scientific personnel related salary and benefit expenses, stock-based compensation, costs of laboratory supplies used in our internal research and development projects, travel, regulatory compliance, and expenditures for preclinical and clinical trial operation and management when we are actively engaged in clinical trials.

Because the Company is a development stage company, it does not allocate research and development costs on a project basis. The Company adopted this policy, in part, due to the unreasonable cost burden associated with accounting at such a level of detail and its limited number of financial and personnel resources. The Company’s business judgment continues to be that there is little value associated with evaluating expenditures at the project level since the Company is focusing primarily on its lead clinical trial programs as most of the Company’s expenditures relate to those programs.

For the year ended December 31, 2011, of the Company’s operating expenses of approximately $26.8 million, approximately 49.9% of its expended resources were apportioned to its two DCVax clinical trial programs. From its inception through December 31, 2011, the Company incurred costs of approximately $90.3 million associated with its research and development activities. Because its technologies are novel and unproven, the Company is unable to estimate with any certainty the costs it will incur in the continued development of its product candidates for commercialization.

General and administrative:

General and administrative expenses include administrative personnel related salary and benefit expenses, cost of facilities, insurance, travel, legal support, property and equipment depreciation, stock-based compensation, and amortization of debt discounts and beneficial conversion costs associated with the Company’s debt financing.

(r)  Reclassifications

Certain reclassifications have been made to prior period financial statements and footnotes in order to conform to the current period's presentation.

(s)  Recent and Adopted Accounting Pronouncements

From time to time new accounting guidance is issued by the FASB that the Company adopts as of an effective date.  If not discussed, management believes that the impact of the new accounting guidance, which is not yet effective, will not have a material impact on the Company’s financial statements.

In June 2011, the Financial Accounting Standards Board issued ASU No. 2011-05, Comprehensive Income or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

•	A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income.

•	In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011. The Company does not believe the adoption of ASU 2011-05 will have a material impact on the presentation of information in its financial statements.

(t) Reclassified Equity Contracts

The Company accounts for potential shares that can be converted to common stock and if converted, will be in excess of authorized shares, as a liability that is recorded on the balance sheet (at fair value) only until the authorized number of shares is increased (at which time the whole liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital). The value of the liability was computed by valuing the securities that management believed were most likely to be converted. This liability is revalued at each reporting date with any change in value included in other income/(expense) until such time as enough shares are authorized to cover all potentially convertible instruments.

(4) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  U.S. GAAP establishes a three tier fair value hierarchy which prioritizes the inputs used in measuring fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company concluded that certain conversion features and warrant agreements included down-round provisions and were not indexed to the Company’s stock (and are therefore recorded as derivative liabilities).

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company measures fair values using a binomial model adjusted for the probability of issuance using a Monte Carlo simulation. As of January 1, 2011, the embedded derivative liability associated with certain agreements with down round protection amount to $839,000.

The derivative liabilities associated with the warrants issued with the May 31, 2011 $3,000,000 note from an unaffiliated third party were initially recorded in the consolidated balance sheet upon issuance as of May 31, 2011 at a fair value of $1,389,000. During 2011, derivative liabilities associated with certain instruments amounting to $899,000 were reclassified to equity.

The derivative liabilities continue to be recorded in the consolidated balance sheet at fair value with changes in fair value also recorded in “Derivative valuation gain (loss)” in the consolidated statement of operations.  As of December 31, 2011, the fair value of the derivative liabilities was $601,000 with a change in fair value during the period from issuance to December 31, 2011 of $728,000.  Key assumptions for determining fair values included expected terms ranging from between 6 and 9 months, volatility ranging between 100% and 207% and risk-free interest rate of 0.39%.

The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company’s stock prices and historical volatility inputs.

The material Level 3 unobservable inputs used in the valuation analysis are as follows:

-	The Company's ability to obtain a waiver from additional and existing investors regarding the beneficial conversion feature of the warrants issued with the debt;
-	The Company's ability to obtain financing in large or small tranches from multiple or concentrated investors;
-	The flexibility of new and current investors as to the timing of their ability and intent to exercise beneficial conversion features; and
-	The assumptions used for the Monte Carlo simulation in regards to the option valuation.

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3).  There were no assets as of or during the year ended December 31, 2010 and 2011 measured at fair value using unobservable inputs (Level 3).

	2010	2011
Beginning balance	$-	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	-	(899,000)
Embedded derivative liability recognized	893,000	1,389,000
Net change in fair value of embedded derivative liabilities	(54,000)	(728,000)
Ending balance	$839,000	$601,000

As a result of the Company entering into convertible promissory notes and issuing, stock options, and warrants to purchase common stock, the Company's total potential outstanding common stock exceeded the Company's authorized shares by approximately 6.8125 million shares. As a result the Company is currently required to value a number of shares equal to the excess issuable on exercise of warrants and options and on conversion of convertible notes and recognize the value as a liability. Once an increase in the number of authorized shares sufficient to cover the excess has been approved by stockholders, the liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital.

The fair value of these shares totaled approximately $29,903,000 and was recognized as a liability as of December 31, 2011. The value of the liability was computed by valuing the securities that management believed were most likely to be converted. As of December 31, 2011, those securities consisted of warrants and options to purchase common stock and shares issuable upon conversion of convertible notes payable which have been issued over the last 7 years and which have exercise and conversion prices ranging from $2.40 to $51.84 per share. The fair value of the warrants as of December 31, 2011 was determined using the Black-Scholes option pricing model based on the following assumptions: expected dividend yield of 0%, risk-free interest rates between 0.2% and 1.7%, volatility between 100% and 190% and contractual lives between of one and eight years. The fair value of the shares issuable upon conversion of convertible notes was calculated based on the anticipated conversion price relative to the closing price of the Company's common stock on December 31, 2011.

The following table represents the activity for the Company's liability for reclassified equity contracts for the year ended December 31, 2011:

Liability for reclassified equity contracts
Balance , January 1, 2011	$-
Liabilities reclassified at inception	38,724,000
Change in value of liabilities reclassified	(8,821,000)
Balance, December 31, 2011	$29,903,000